Document and Entity Information	May 12, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed to amend the Current Report on Form 8-K filed by H&E Equipment Services, Inc. (the “Company”) with the U.S. Securities and Exchange Commission on May 16, 2023 (the “Original Form 8-K”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct future non-binding stockholder advisory votes to approve the compensation of the Company’s named executive officers (commonly referred to as a “Say-on-Pay” advisory vote). This Amendment does not amend, modify, or supplement the Original Form 8-K in any other respect.
Document Period End Date	May 12, 2023
Entity Registrant Name	H&E Equipment Services, Inc.
Entity Central Index Key	0001339605
Entity Emerging Growth Company	false
Securities Act File Number	000-51759
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-0553291
Entity Address, Address Line One	7500 Pecue Lane
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70809
City Area Code	225
Local Phone Number	298-5200
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HEES
Security Exchange Name	NASDAQ